Loss per share - Summary of Basic and Diluted Loss Per Share (Heidmar Maritime Holdings Corp.) (Details) - USD ($)	8 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Line Items]
Net loss for the period			$ 1,913,451	$ 19,554,198	$ 16,180,949
Weighted average shares outstanding basic:
Common shares			96	96	96
Loss per share - Basic			$ 19,931.78	$ 203,689.56	$ 168,551.55
Loss per share - Diluted			$ 19,931.78	$ 203,689.56	$ 168,551.55
Heidmar Maritime Holdings Corp.
Earnings Per Share [Line Items]
Net loss for the period	$ (915,995)	$ (915,995)
Weighted average shares outstanding basic:
Common shares	100
Loss per share - Basic	$ (9,159.95)
Loss per share - Diluted	$ (9,159.95)